Financial Instruments (Details) - Schedule of fair value of forward contracts on available market information (tier 2) in fair value hierarchy ₪ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Financial Instruments (Details) - Schedule of fair value of forward contracts on available market information (tier 2) in fair value hierarchy [Line Items]
Number of Transactions	13
Nominal Value	₪ 1,555	₪ 1,350
Fair value	(118)	(138)
Capital reserve	₪ (13)	₪ (12)
Debentures Series Six [Member]
Financial Instruments (Details) - Schedule of fair value of forward contracts on available market information (tier 2) in fair value hierarchy [Line Items]
Repayment date	December 2020 - December 2022	December 2019 - December 2022
Number of Transactions	4	6
Nominal Value	₪ 1,005	₪ 1,350
Fair value	(112)	(138)
Capital reserve	₪ (10)	₪ (12)
Debentures Series Ten [Member]
Financial Instruments (Details) - Schedule of fair value of forward contracts on available market information (tier 2) in fair value hierarchy [Line Items]
Repayment date	December 2022 - December 2025
Number of Transactions	4
Nominal Value	₪ 300
Fair value	(5)
Capital reserve	₪ (2)
Debentures Series Tweleve [Member]
Financial Instruments (Details) - Schedule of fair value of forward contracts on available market information (tier 2) in fair value hierarchy [Line Items]
Repayment date	June 2026 - June 2030
Number of Transactions	5
Nominal Value	₪ 250
Fair value	(1)
Capital reserve	₪ (1)